NOTE 12 - NOTES PAYABLE (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques - Long-term Debt [Member] - $ / shares	12 Months Ended
	May 31, 2016	May 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility		214.00%
Dividends (in Dollars per share)	$ 0	$ 0
Risk-free interest rates	0.91%
Term (years)	3 years	3 years
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	89.00%
Risk-free interest rates		0.84%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	107.00%
Risk-free interest rates		1.18%